INCOME TAXES (Details Narrative) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025 CNY (¥)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Corporate tax rate	25.00%	25.00%	25.00%
Tax loss carry forwards	$ 19.8			¥ 138.9
High Technology Enterprise [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Enterprise income tax rate	15.00%
Biznest [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Enterprise income tax rate	12.50%
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax profit rate	16.50%
UNITED STATES | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Corporate tax rate	35.00%
UNITED STATES | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Corporate tax rate	21.00%